Stock-Based Compensation - Schedule of Exercise Price Range (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Exercise Price Range [Line Items]
Outstanding Options	12,369	13,843
Exercisable Options	8,375	8,803
0.00 – 1.00 [Member]
Schedule of Exercise Price Range [Line Items]
Outstanding Options	105	180
Exercisable Options	10	10
1.00 – 2.00 [Member]
Schedule of Exercise Price Range [Line Items]
Outstanding Options	5,348	5,695
Exercisable Options	1,794	1,935
2.00 – 3.00 [Member]
Schedule of Exercise Price Range [Line Items]
Outstanding Options	5,845	6,359
Exercisable Options	5,500	5,318
3.00 – 5.00 [Member]
Schedule of Exercise Price Range [Line Items]
Outstanding Options		65
Exercisable Options		65
5.00 – 7.00 [Member]
Schedule of Exercise Price Range [Line Items]
Outstanding Options		726
Exercisable Options		713
7.00 – 12.00 [Member]
Schedule of Exercise Price Range [Line Items]
Outstanding Options		818
Exercisable Options		762
Minimum [Member] | 0.00 – 1.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 0	$ 0
Minimum [Member] | 1.00 – 2.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	1	1
Minimum [Member] | 2.00 – 3.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	2	2
Minimum [Member] | 3.00 – 5.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		3
Minimum [Member] | 5.00 – 7.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		5
Minimum [Member] | 7.00 – 12.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		7
Maximum [Member] | 0.00 – 1.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	1	1
Maximum [Member] | 1.00 – 2.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	2	2
Maximum [Member] | 2.00 – 3.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 3	3
Maximum [Member] | 3.00 – 5.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		5
Maximum [Member] | 5.00 – 7.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		7
Maximum [Member] | 7.00 – 12.00 [Member]
Schedule of Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		$ 12